Intangible Assets	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Intangible Assets
Note 7. Intangible Assets

Goodwill

The goodwill is related to the acquisition of Specialty Microwave Corp. on September 12, 2019 and is primarily related to expected improvements and technology performance and functionality, as well sales growth from future product and service offerings and new customers, together with certain intangible assets that do not qualify for separate recognition. Goodwill is generally not amortizable for tax purposes and is not amortizable for financial statement purposes. As of September 30, 2020, goodwill is valued at $120,136.

Other Intangible Assets

Intangible assets with an estimated useful life of fifteen years consisted of the following at September 30, 2020:

	Gross Carrying	Accumulated		Weighted
	Amount	Amortization	Net	Average Life
Trade name	$70,233	$-	$70,233	Indefinite
Customer relationships	412,860	28,957	383,903	14
Intellectual Property	202,771	14,354	188,417	14

Total	$685,864	$43,311	$642,553

Amortization expense for the nine months ended September 30, 2020 and 2019 was $30,876 and $0, respectively.

Annual amortization of intangible assets are as follows:

Remaining in 2020	$10,292
2021	41,042
2022	41,042
2023	41,042
2024	41,042
Thereafter	438,902
$572,320

Goodwill

The goodwill is related to the acquisition of Specialty Microwave Corp. on September 12, 2019 and is primarily related to expected improvements and technology performance and functionality, as well sales growth from future product and service offerings and new customers, together with certain intangible assets that do not qualify for separate recognition. Goodwill is generally not amortizable for tax purposes and is not amortizable for financial statement purposes. As of December 31, 2019, goodwill is valued at $120,136.

Other Intangible Assets

Intangible assets with an estimated useful life of fifteen years consisted of the following at December 31, 2019:

	Gross Carrying Amount	Accumulated Amortization	Net	Weighted Average Life
Trade name	$70,233	$-	$70,233	Indefinite
Customer relationships	412,860	8,295	404,565	14.7
Intellectual Property	202,771	4,140	198,631	14.7

Total	$685,864	$12,435	$673,429